Trace W. Rakestraw

State Street

1 Iron Street CCB 1102

Boston, MA 02210

Tel +1 617 662 1501

Fax +1 617 369 0205

twrakestraw@statestreet.com

November 13, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)
Securities Act File No. 033-97598
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated October 30, 2015, to the prospectus for iShares International High Yield Bond ETF. The purpose of this filing is to submit the 497 dated October 30, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Trace W. Rakestraw
Trace W. Rakestraw

cc: Benjamin Haskin, Esq.